GENERAL - Senior Secured Credit Facility (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 26, 2018 USD ($)
Senior Secured Credit Facility
Stock Issued During Period, Shares, New Issues | shares	2,415,000
Stock Issued During Period, Value, New Issues			$ 2,070
Credit Facility
Senior Secured Credit Facility
Interest rate to be paid per annum in cash or in kind				4.00%
Unused Fee (as a percent)				0.50%
Estimation of principal amount to be paid (as a percent)				60.00%
Original issue discount (as a percent)				2.50%
Long-term Line of Credit			$ 10,158	$ 10,158
Interest fee				9
Debt Instrument, Increase, Accrued Interest				$ 4
Credit Facility | Minimum [Member]
Senior Secured Credit Facility
Term fee (as a percent)				2.25%
Credit Facility | Maximum [Member]
Senior Secured Credit Facility
Term fee (as a percent)				4.50%
Credit Facility | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Senior Secured Credit Facility
Interest Margin			8.00%	8.00%
EBITDA Leverage Ratio				2.50
Credit Facility | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Senior Secured Credit Facility
Interest Margin			7.00%	7.00%
EBITDA Leverage Ratio				2.50
Fortress
Senior Secured Credit Facility
Initial warrants received by investor | shares				25,000
Additional warrants | shares				75,000
Stock Issued During Period, Shares, New Issues | shares				106,705
Stock Issued During Period, Value, New Issues				$ 200
Sale of Stock, Price Per Share | $ / shares			$ 1.87	$ 1.87
Warrants and Rights Outstanding, Term			7 years	7 years
Fortress | Credit Facility
Senior Secured Credit Facility
Aggregate principal amount					$ 20,000
Current borrowing capacity					1,000
Gross draw down amount		$ 4,000
Fortress | Initial Term Loan
Senior Secured Credit Facility
Current borrowing capacity					10,000
Fortress | Incremental Term Loan
Senior Secured Credit Facility
Current borrowing capacity					$ 10,000